SCHEDULE OF INFORMATION ABOUT ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Accrued salary	$ 390	$ 100
Others	1,129	1,926
Total	$ 1,519	$ 2,026